Operating Segments (Schedule of Operating Segment Data) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Sales [Abstract]
Sales to external parties	$ 7,153	$ 6,841	$ 7,536
Inter-segment sales	0	0	0
Total sales	7,153	6,841	7,536
Cost of sales	4,967	4,585	4,865
Operating income (loss) [Abstract]
Segment operating income (loss)	873	873	1,218
Other expenses not allocated to the segments	(293)	(98)	(77)
Operating income	580	775	1,141
Financing expenses, net	(139)	(140)	(168)
Share in earnings of equity-accounted investees	0	1	1
Income before income taxes	441	636	974
Depreciation and amortization	726	610	536
Capital expenditures	934	902	873
Capital expenditures as part of business combination	20	92
Industrial Products [Member]
Sales [Abstract]
Sales to external parties	1,238	1,220	1,206
Inter-segment sales	16	19	21
Total sales	1,254	1,239	1,227
Cost of sales	831	821	815
Operating income (loss) [Abstract]
Segment operating income (loss)	220	224	220
Depreciation and amortization	60	57	57
Capital expenditures	81	94	91
Capital expenditures as part of business combination	0	0
Potash [Member]
Sales [Abstract]
Sales to external parties	1,531	1,462	1,973
Inter-segment sales	183	194	209
Total sales	1,714	1,656	2,182
Cost of sales	1,092	1,006	1,011
Operating income (loss) [Abstract]
Segment operating income (loss)	298	250	668
Depreciation and amortization	254	242	175
Capital expenditures	367	332	384
Capital expenditures as part of business combination	0	0
Phosphate Solutions [Member]
Sales [Abstract]
Sales to external parties	2,156	2,049	2,141
Inter-segment sales	177	166	209
Total sales	2,333	2,215	2,350
Cost of sales	1,647	1,515	1,658
Operating income (loss) [Abstract]
Segment operating income (loss)	342	358	350
Depreciation and amortization	186	191	207
Capital expenditures	336	340	270
Capital expenditures as part of business combination	0	0
Growing Solutions [Member]
Sales [Abstract]
Sales to external parties	2,048	1,932	2,047
Inter-segment sales	15	18	26
Total sales	2,063	1,950	2,073
Cost of sales	1,516	1,426	1,641
Operating income (loss) [Abstract]
Segment operating income (loss)	135	128	51
Depreciation and amortization	78	74	68
Capital expenditures	95	98	92
Capital expenditures as part of business combination	20	92
Other Activities [Member]
Sales [Abstract]
Sales to external parties	180	178	169
Inter-segment sales	3	3	3
Total sales	183	181	172
Cost of sales	171	175	178
Operating income (loss) [Abstract]
Segment operating income (loss)	(19)	(22)	(34)
Depreciation and amortization	17	15	17
Capital expenditures	13	8	13
Capital expenditures as part of business combination	0	0
Reconciliation [Member]
Sales [Abstract]
Sales to external parties	0	0	0
Inter-segment sales	(394)	(400)	(468)
Total sales	(394)	(400)	(468)
Cost of sales	(290)	(358)	(438)
Operating income (loss) [Abstract]
Segment operating income (loss)	(103)	(65)	(37)
Depreciation and amortization	131	31	12
Capital expenditures	42	30	$ 23
Capital expenditures as part of business combination	$ 0	$ 0